Other Current and Non-Current Assets - Schedule of Other Current and Non Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Prepayments and advances	₽ 4,428	₽ 2,930
Input, recoverable and deferred VAT and other taxes recoverable	3,875	3,970
Other current assets	120	82
Total prepayments and other current assets	8,423	6,982
Other non-current assets
Deferred assets from sale and lease back	176	208
Other non-current assets	435	345
Total other non-current assets	₽ 611	₽ 553